Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net [Abstract]
Summary of Intangible Assets, Net
	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Software	20,923	22,786	3,282
Operating rights for licensed games	10,976	10,976	1,581
Domain name	54	54	8
Total	31,953	33,816	4,871
Less: accumulated amortization	(15,727)	(20,432)	(2,943)
impairment	(3,822)	(3,909)	(563)
Net book value	12,404	9,475	1,365